Credit Risk and Concentrations	9 Months Ended
Sep. 30, 2018
Credit Risk and Concentrations [Abstract]
Credit Risk and Concentrations

Note 5 — Credit Risk and Concentrations

Financial instruments that subject the Company to credit risk consist principally of trade accounts receivable and cash. The Company performs certain credit evaluation procedures and does not require collateral for financial instruments subject to credit risk. The Company believes that credit risk is limited because the Company routinely assesses the financial strength of its customers and, based upon factors surrounding the credit risk of its customers, establishes an allowance for uncollectible accounts and, consequently, believes that its accounts receivable credit risk exposure beyond such allowances is limited.

The Company maintains cash deposits with financial institutions, which, from time to time, may exceed federally insured limits. The Company has not experienced any losses and believes it is not exposed to any significant credit risk from cash.

The following table sets forth the percentages of revenue derived by the Company from those customers which accounted for at least 10% of revenues during the nine months ended September 30, 2018 and 2017 (in thousands of dollars):

	For the Nine Months Ended September 30, 2018		For the Nine Months Ended September 30, 2017
	$	%	$	%
Customer A	633	21%	—	—
Customer B	520	18%	—	—
Customer C	323	11%	—	—
Customer E	—	—	5,264	14%

The following table sets forth the percentages of revenue derived by the Company from those customers which accounted for at least 10% of revenues during the three months ended September 30, 2018 and 2017 (in thousands of dollars):

	For the Three Months Ended September 30, 2018		For the Three Months Ended September 30, 2017
	$	%	$	%
Customer A	211	29%	—	—
Customer C	166	23%	3,613	33%
Customer D	121	17%	—	—
Customer F	—	—	1,424	13%
Customer G	—	—	1,237	11%

As of September 30, 2018, Customer A represented approximately 31%, Customer B represented approximately 0%, Customer C represented approximately 8%,Customer D represented approximately 3%, of total accounts receivable. As of September 30, 2017, Customer E represented approximately 0%, Customer F represented approximately 27% and Customer G represented approximately 21% of total accounts receivable.

For the three months ended September 30, 2018, two vendors represented approximately 19% and 17% of total purchases. Purchases from these vendors during the three months ended September 30, 2018 were $134 thousand, and $117 thousand. For the nine months ended September 30, 2018, three vendors represented approximately 26%,14% and 10% of total purchases. Purchases from these vendors during the nine months ended September 30, 2018 were $0.4 million, $$0.2 million and $0.1 million. For the three months ended September 30, 2017, three vendors represented approximately 43%, 16% and 11% of total purchases. Purchases from this vendor during the three months ended September 30, 2017 were $2.8 million, $1 million and $707 thousand. For the nine months ended September 30, 2017, two vendors represented approximately 29%, and 13% of total purchases. Purchases from these vendors during the nine months ended September 30, 2017 were $6.5 million and $2.8 million.

As of September 30, 2018, three vendors represented approximately 38%, 19% and 10% of total gross accounts payable. As of September 30, 2017, two vendors represented approximately 27% and 13% of total gross accounts payable.